UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN Investments

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report March 31, 2016

NNY
Nuveen New York Municipal Value Fund, Inc.

NYV
Nuveen New York Municipal Value Fund 2

NAN
Nuveen New York Dividend Advantage Municipal Fund

NRK
Nuveen New York AMT-Free Municipal Income Fund

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Table of Contents

Chairman's Letter to Shareholders	4

Portfolio Manager's Comments	5

Fund Leverage	8

Common Share Information	10

Risk Considerations	12

Performance Overview and Holding Summaries	13

Portfolios of Investments	17

Statement of Assets and Liabilities	47

Statement of Operations	48

Statement of Changes in Net Assets	49

Statement of Cash Flows	51

Financial Highlights	52

Notes to Financial Statements	57

Additional Fund Information	70

Glossary of Terms Used in this Report	71

Reinvest Automatically, Easily and Conveniently	73

Nuveen Investments	3

Chairman's Letter to Shareholders
Dear Shareholders,
The financial markets saw an increase in volatility over the past year. Global economic growth has continued to look fragile, led by China's ongoing slowdown and stagnant growth in Europe and Japan. By contrast, the U.S. economy's modest recovery stayed on pace. However, concerns about downside risks to U.S. economic growth were heightened in early 2016 amid a weak global growth outlook and churning stock markets. In addition to the challenging economic backdrop, the persistent decline of oil prices and a rally in the U.S. dollar dampened U.S. corporate earnings growth, further contributing to an uncertain outlook.
For most of 2015, the U.S. Federal Reserve postponed the first increase to its main policy interest rate, which tended to boost risky assets and weigh on longer-term bond yields at points throughout the year. However, volatility rose in the late spring amid Greece's turbulent negotiations with its European Union creditors. China's stock market declined amid worries about its decelerating economy and a loss of confidence in its policy makers. Conditions turned more favorable in the fall, as the Fed delayed its rate hike again in October, the European Central Bank appeared poised for further easing and China administered another round of stimulus measures. By the time the Fed announced the rate hike in December, the move was widely expected and had very little market impact.
Although volatility spiked in early 2016, conditions have generally improved since mid-February 2016. Global growth expectations remain subdued, but investors have gained more confidence that the Fed's interest rate increases will be gradual, oil prices appear more stable, the U.S. dollar has weakened and the U.S. economy continues to look fairly resilient. Consumer spending, which represents roughly two-thirds of the economy, continues to be supported by the meaningful improvement in the labor market, wage growth and cheaper gas prices.
The global markets may continue seeing bouts of market turbulence this year. While short-term volatility can be uncomfortable for investors, these periods can also provide opportunities. The experienced investment professionals working for you at Nuveen continue to seek upside potential and manage downside risks, whether markets are rising or falling. We also encourage you to contact your financial advisor, who can help you develop a plan to weather short-term price swings, while remaining consistent with your investment goals, time horizon and risk tolerance.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
William J. Schneider
Chairman of the Board
May 23, 2016

4	Nuveen Investments

Portfolio Manager's Comments
Nuveen New York Municipal Value Fund, Inc. (NNY)
Nuveen New York Municipal Value Fund 2 (NYV)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
Nuveen New York AMT-Free Municipal Income Fund (NRK)
These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio manager Scott R. Romans, PhD, discusses key investment strategies and the six-month performance of the Nuveen New York Funds. Scott assumed portfolio management responsibility for these four Funds in 2011.
What key strategies were used to manage the New York Funds during the six-month reporting period ended March 31, 2016?
The broad municipal bond market's decline early in the reporting period was followed by a rally in the second half that produced a modest gain for the six-month period overall. The municipal yield curve flattened over the reporting period, with longer-term bonds outperforming shorter-term bonds. The New York municipal market performed in line with the national market, as the state's fundamental outlook and credit conditions remained stable.
Our trading activity continued to focus on pursuing the Funds' investment objectives. We continued to seek bonds in areas of the market that we expected to perform well as the economy continued to improve. The Funds' positioning emphasized intermediate and longer maturities, lower-rated credits and sectors offering higher yields. To fund these purchases, we generally reinvested the proceeds from called and maturing bonds. In some cases, we sold bonds that we believed had deteriorating fundamentals or could be traded for a better relative value, as well as selling short-dated, higher quality issues that we tend to hold over short time-frames as a source of liquidity.
We've also continued to be more cautious in selecting individual securities. As investor demand for municipal securities has increased and created a slight supply-demand imbalance, we've started to see underwriters bring new issues to market that are structured with terms more favorable to the issuer and perhaps less advantageous to the investor than in the recent past. We believe this shift in the marketplace merits extra vigilance on our part to ensure that every credit considered for the portfolio offers adequate reward potential for the level of risk to the bondholder. In cases where our convictions have been less certain, we've sought compensation for the additional risk or have passed on the deal all together.
Generally speaking, throughout this reporting period, the Funds maintained their overall positioning strategies in terms of duration and yield curve positioning, credit quality exposures and sector allocations. We did pursue a shorter-term tactical strategy during this reporting period, which modestly increased the Funds' allocations to higher grade (AAA and AA rated), higher liquidity bonds.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's (S&P), Moody's Investors Service, Inc. (Moody's) or Fitch, Inc. (Fitch) Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers' ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Manager's Comments (continued)
These positions helped keep the Funds fully invested and were intended not as long-term holding opportunities but as short-term positions that could be easily sold when proceeds were needed to fund a new purchase. The high quality bonds we bought tended to be in the 20- to 30-year maturity range.
As yield spreads on lower rated bonds have tightened, we have become more selective within the lower credit quality segments of the market (BBB and below investment grade). We did find some attractive buying opportunities during the reporting period. All four Funds added charter school credits, while some of the Funds bought tobacco securitization bonds, Guam tax revenue bonds and higher education credits. Called bonds provided most of the proceeds to fund these purchases.
As of March 31, 2016, all four of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.
How did the New York Funds perform during the six-month reporting period ended March 31, 2016?
The tables in each Fund's Performance Overview and Holding Summaries section of this report provide the Funds' total returns for the six-month, one-year, five-year and ten-year periods ended March 31, 2016. Each Fund's total returns on common share net asset value (NAV) are compared with the performance of corresponding market indexes and a Lipper classification average.
For the six months ended March 31, 2016, the total return at common share NAV for NNY, NAN and NRK outperformed the return for the S&P Municipal Bond New York Index as well as that for the national S&P Municipal Bond Index, while NYV underperformed both the state and national indexes. For the same period, NNY, NYV and NAN trailed the average return for the Lipper New York Municipal Debt Funds Classification Average, but NRK's performance exceeded the Lipper average's return.
The main contributor to the Funds' relative performance during this reporting period was yield curve and duration positioning. We continued to overweight the longer parts of the yield curve with corresponding underweights to the shorter end of the curve, which resulted in longer durations than the municipal market in general. This positioning was advantageous in this reporting period as intermediate- and longer-dated bonds generally outperformed shorter-dated bonds. We should note that the positive influence of yield curve and duration positioning was more muted in NYV than in the other three Funds, in part due to NYV's more recent inception date in 2009. As the bonds we bought at that time have drifted down the yield curve and approach their call dates, they have caused NYV's duration to shorten, lessening the performance advantage that duration positioning provided during this reporting period.
Credit quality exposures also contributed positively to the four Funds' performance, although to a lesser extent than yield curve and duration positioning. Lower rated municipal bonds outperformed higher rated bonds during this reporting period, as the low interest rate environment continued to propel investor demand for yield. The Funds were positioned with overweight allocations to the generally outperforming lower rated credits, including below investment grade and nonrated bonds, and with underweight allocations to the underperforming AA and AAA rated categories. These tilts were advantageous to performance during this reporting period.

6	Nuveen Investments

An Update Involving Puerto Rico
As noted in the Funds' previous shareholder reports, we continue to monitor situations in the broader municipal market for any impact on the Funds' holdings and performance: the ongoing economic problems of Puerto Rico is one such case. Puerto Rico's continued economic weakening, escalating debt service obligations, and long-standing inability to deliver a balanced budget led to multiple downgrades on its debt over the past two years. Puerto Rico has warned investors since 2014 that the island's debt burden may be unsustainable and the Commonwealth has been exploring various strategies to deal with this burden, including Chapter 9 bankruptcy, which is currently not available by law.
In terms of Puerto Rico holdings, shareholders should note that, as of the end of this reporting period, NYV had no exposure to Puerto Rico debt, NAN held 0.7%, NNY held 2.2% and NRK had an allocation of 2.7%, with all of the Funds' Puerto Rico holdings in insured bonds. The Puerto Rico credits offered higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). Puerto Rico general obligation debt is currently rated Caa2/CC/CC (below investment grade) by Moody's, S&P and Fitch, respectively, with negative outlooks.

Nuveen Investments	7

Fund Leverage
IMPACT OF THE FUNDS' LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds' use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. NNY and NYV do not use regulatory leverage. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund's net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage had a positive impact on the performance of the Funds over this reporting period.
As of March 31, 2016, the Funds' percentages of leverage are as shown in the accompanying table.

	NNY	NYV	NAN	NRK
Effective Leverage*	2.66%	5.03%	33.91%	32.19%
Regulatory Leverage*	N/A	N/A	27.37%	30.49%

*
Effective leverage is a Fund's effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund's portfolio that increase the Fund's investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund's capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

8	Nuveen Investments

THE FUNDS' REGULATORY LEVERAGE
As of March 31, 2016, the following Funds have issued and outstanding Institutional MuniFund Term Preferred (iMTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and/or Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying table. As mentioned previously, NNY and NYV do not use regulatory leverage.

	iMTP Shares		VMTP Shares		VRDP Shares
		Shares		Shares		Shares
		Issued at		Issued at		Issued at
		Liquidation		Liquidation		Liquidation
	Series	Preference	Series	Preference	Series	Preference	Total
NAN		$—	2017	$94,000,000	1	$89,000,000	$183,000,000
NRK	2017	$79,000,000	—	$—	1	$112,300,000
		—	—	—	2	164,800,000
		—	—	—	3	161,700,000
		—	—	—	4	50,000,000
		$79,000,000		$—		$488,800,000	$567,800,000
Refer to the Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details on iMTP, VMTP and VRDP Shares and each Funds' respective transactions.

Nuveen Investments	9

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of March 31, 2016. Each Fund's distribution levels may vary over time based on each Fund's investment activities and portfolio investments value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NNY	NYV	NAN	NRK
October 2015	$0.0325	$0.0525	$0.0665	$0.0585
November	0.0325	0.0525	0.0665	0.0585
December	0.0325	0.0525	0.0665	0.0585
January	0.0325	0.0525	0.0665	0.0585
February	0.0325	0.0525	0.0665	0.0585
March 2016	0.0325	0.0525	0.0665	0.0585
Total Monthly Per Share Distributions	$0.1950	$0.3150	$0.3990	$0.3510
Ordinary Income Distribution*	$0.0022	$—	$0.0023	$—
Total Distributions from Net Investment Income	$0.1972	$0.3150	$0.4013	$0.3510
Total Distributions from Long-Term Capital Gains*	$—	$—	$0.0029	$—
Total Distributions	$0.1972	$0.3150	$0.4042	$0.3510

Yields
Market Yield**	3.86%	4.01%	5.41%	5.22%
Taxable-Equivalent Yield**	5.74%	5.97%	8.05%	7.77%

*	Distribution paid in December 2015.

**
Market Yield is based on the Fund's current annualized monthly dividend divided by the Fund's current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Each Fund in this report seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
As of March 31, 2016, the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

10	Nuveen Investments

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund's monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund's dividends for the reporting period are presented in this report's Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.
COMMON SHARE REPURCHASES
During August 2015, the Funds' Board of Directors/Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.
As of March 31, 2016, and since the inception of the Funds' repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NNY	NYV	NAN	NRK
Common shares cumulatively repurchased and retired	—	—	2,500	6,800
Common shares authorized for repurchase	1,520,000	235,000	3,115,000	8,760,000
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.
OTHER COMMON SHARE INFORMATION
As of March 31, 2016, and during the current reporting period, the Funds' common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NNY	NYV	NAN	NRK
Common share NAV	$10.17	$16.06	$15.60	$14.78
Common share price	$10.10	$15.70	$14.74	$13.44
Premium/(Discount) to NAV	(0.69)%	(2.24)%	(5.51)%	(9.07)%
6-month average premium/(discount) to NAV	(1.60)%	(4.88)%	(8.94)%	(10.99)%

Nuveen Investments	11

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen New York Municipal Value Fund, Inc. (NNY)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as tax risk are described in more detail on the Fund's web page at www.nuveen.com/NNY.
Nuveen New York Municipal Value Fund 2 (NYV)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as tax risk are described in more detail on the Fund's web page at www.nuveen.com/NYV.
Nuveen New York Dividend Advantage Municipal Fund (NAN)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund's web page at www.nuveen.com/NAN.
Nuveen New York AMT-Free Municipal Income Fund (NRK)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund's web page at www.nuveen.com/NRK.

12	Nuveen Investments

NNY
Nuveen New York Municipal Value Fund, Inc.
Performance Overview and Holding Summaries as of March 31, 2016
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of March 31, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NNY at Common Share NAV	3.60%	4.39%	5.58%	4.64%
NNY at Common Share Price	6.08%	7.89%	6.44%	5.15%
S&P Municipal Bond New York Index	3.22%	4.25%	5.51%	4.80%
S&P Municipal Bond Index	3.23%	3.95%	5.78%	4.78%
Lipper New York Municipal Debt Funds Classification Average	5.08%	6.13%	8.72%	5.31%
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund's shares at NAV only. Indexes and Lipper averages are not available for direct investment.
This data relates to the securities held in the Fund's portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	100.9%
Other Assets Less Liabilities	1.2%
Net Assets Plus Floating Rate Obligations	102.1%
Floating Rate Obligations	(2.1)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Education and Civic Organizations	20.4%
Tax Obligation/Limited	20.4%
Transportation	18.8%
Utilities	10.1%
U.S. Guaranteed	6.4%
Health Care	6.3%
Other	17.6%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	19.5%
AA	44.5%
A	13.9%
BBB	7.0%
BB or Lower	8.3%
N/R (not rated)	6.8%
Total	100%

Nuveen Investments	13

NYV
Nuveen New York Municipal Value Fund 2
Performance Overview and Holding Summaries as of March 31, 2016
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of March 31, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
NYV at Common Share NAV	3.08%	3.19%	6.42%	6.19%
NYV at Common Share Price	7.91%	10.30%	7.20%	5.42%
S&P Municipal Bond New York Index	3.22%	4.25%	5.51%	5.37%
S&P Municipal Bond Index	3.23%	3.95%	5.78%	5.59%
Lipper New York Municipal Debt Funds Classification Average	5.08%	6.13%	8.72%	6.21%
Since inception returns are from 4/28/09. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund's shares at NAV only. Indexes and Lipper averages are not available for direct investment.
This data relates to the securities held in the Fund's portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	99.0%
Other Assets Less Liabilities	1.0%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	27.8%
U.S. Guaranteed	19.7%
Education and Civic Organizations	13.2%
Transportation	11.8%
Housing/Multifamily	8.2%
Utilities	5.4%
Other	13.9%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	40.8%
AA	30.8%
A	7.5%
BBB	8.6%
BB or Lower	7.3%
N/R (not rated)	5.0%
Total	100%

14	Nuveen Investments

NAN
Nuveen New York Dividend Advantage Municipal Fund
Performance Overview and Holding Summaries as of March 31, 2016
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of March 31, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAN at Common Share NAV	4.93%	5.88%	7.76%	5.78%
NAN at Common Share Price	12.99%	12.53%	8.71%	5.15%
S&P Municipal Bond New York Index	3.22%	4.25%	5.51%	4.80%
S&P Municipal Bond Index	3.23%	3.95%	5.78%	4.78%
Lipper New York Municipal Debt Funds Classification Average	5.08%	6.13%	8.72%	5.31%
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund's shares at NAV only. Indexes and Lipper averages are not available for direct investment.
This data relates to the securities held in the Fund's portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	143.2%
Common Stocks	0.7%
Other Assets Less Liabilities	1.4%
Net Assets Plus Floating Rate Obligations, VMTP Shares, at Liquidation Preference &VRDP Shares, at Liquidation Preference	145.3%
Floating Rate Obligations	(7.6)%
VMTP Shares, at Liquidation Preference	(19.4)%
VRDP Shares, at Liquidation Preference	(18.3)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	19.7%
Education and Civic Organizations	17.1%
Transportation	12.6%
Utilities	9.8%
Tax Obligation/General	8.6%
Health Care	7.4%
U.S. Guaranteed	5.6%
Consumer Staples	5.0%
Other	14.2%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	21.5%
AA	42.5%
A	12.6%
BBB	6.0%
BB or Lower	11.0%
N/R (not rated)	6.0%
N/A (not applicable)	0.4%
Total	100%

Nuveen Investments	15

NRK
Nuveen New York AMT-Free Municipal Income Fund
Performance Overview and Holding Summaries as of March 31, 2016
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of March 31, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NRK at Common Share NAV	5.42%	6.75%	6.28%	5.18%
NRK at Common Share Price	9.65%	8.60%	6.21%	5.08%
S&P Municipal Bond New York Index	3.22%	4.25%	5.51%	4.80%
S&P Municipal Bond Index	3.23%	3.95%	5.78%	4.78%
Lipper New York Municipal Debt Funds Classification Average	5.08%	6.13%	8.72%	5.31%
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund's shares at NAV only. Indexes and Lipper averages are not available for direct investment.
This data relates to the securities held in the Fund's portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	144.7%
Other Assets Less Liabilities	3.1%
Net Assets Plus Borrowings, Floating Rate Obligations, iMTP Shares, at Liquidation Preference &VRDP Shares, at Liquidation Preference	147.8%
Borrowings	(1.2)%
Floating Rate Obligations	(2.7)%
iMTP Shares, at Liquidation Preference	(6.1)%
VRDP Shares, at Liquidation Preference	(37.8)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	33.5%
Education and Civic Organizations	18.8%
Transportation	10.9%
Utilities	8.8%
Health Care	5.7%
Water and Sewer	5.4%
Consumer Staples	5.3%
Other	11.6%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	24.3%
AA	48.0%
A	10.9%
BBB	3.9%
BB or Lower	10.5%
N/R (not rated)	2.4%
Total	100%

16	Nuveen Investments

NNY
Nuveen New York Municipal Value Fund, Inc.
	Portfolio of Investments	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 100.9% (100.0% of Total Investments)
	Consumer Discretionary – 1.3% (1.3% of Total Investments)
$1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	$2,010,275
	Consumer Staples – 2.0% (2.0% of Total Investments)
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	500,735
875	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	824,495
65	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/16 at 100.00	A1	65,113
400	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/16 at 100.00	A1	400,156
15	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	5/16 at 100.00	A1	15,002
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
680	4.750%, 6/01/22	6/16 at 100.00	BBB–	681,074
345	5.000%, 6/01/26	6/16 at 100.00	BB–	346,449
240	5.125%, 6/01/42	6/16 at 100.00	B	226,622
3,120	Total Consumer Staples			3,059,646
	Education and Civic Organizations – 20.6% (20.4% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	285,387
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B	345,471
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	1/20 at 100.00	BBB–	1,555,470
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	768,023
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,146,210
1,250	5.000%, 6/01/43	6/24 at 100.00	Aa2	1,418,213
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
210	5.000%, 4/15/33	4/23 at 100.00	BB+	219,479
160	5.000%, 4/15/43	4/23 at 100.00	BB+	165,168
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	AA	1,224,597
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	468,992
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA–	1,225,340
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
235	5.000%, 7/01/31	No Opt. Call	Aa3	284,538
265	5.000%, 7/01/33	No Opt. Call	Aa3	317,706

Nuveen Investments	17

NNY	Nuveen New York Municipal Value Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Series 2015A:
$1,330	5.000%, 7/01/40	7/25 at 100.00	A–	$1,530,072
2,180	5.000%, 7/01/45	7/25 at 100.00	A–	2,506,063
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	600,511
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	2,244,868
760	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	No Opt. Call	AA–	903,572
280	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	306,004
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	A–	337,713
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	978,032
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,161,340
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,156,020
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2011B, 5.000%, 7/01/41	7/21 at 100.00	AA–	3,430,350
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
25	5.000%, 7/01/40	7/25 at 100.00	BBB	28,320
25	5.000%, 7/01/45	7/25 at 100.00	BBB	28,151
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,531,020
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,195,539
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,631,107
800	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	811,320
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB+	178,112
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	1,547,046
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	337,674
28,660	Total Education and Civic Organizations			31,867,428
	Financials – 1.4% (1.4% of Total Investments)
1,705	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	2,208,094
	Health Care – 6.4% (6.3% of Total Investments)
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	6/16 at 100.00	AA–	1,008,930
990	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27	2/17 at 100.00	N/R	1,019,037
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	6/16 at 100.00	AA–	702,695
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A	394,933

18	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
$1,060	6.500%, 12/01/21	12/18 at 100.00	Ba1	$1,181,476
565	6.125%, 12/01/29	12/18 at 100.00	Ba1	619,336
1,155	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,266,642
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	2,422,476
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/16 at 100.00	BB	291,276
250	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	280,563
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/16 at 100.00	BB–	501,025
155	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/16 at 100.00	BB–	155,318
9,120	Total Health Care			9,843,707
	Housing/Multifamily – 1.7% (1.7% of Total Investments)
225	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/16 at 100.00	AA	225,812
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009C-1, 5.500%, 11/01/34	5/19 at 100.00	AA+	1,087,030
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009M, 5.150%, 11/01/45	5/19 at 100.00	AA+	1,303,800
2,475	Total Housing/Multifamily			2,616,642
	Industrials – 1.7% (1.7% of Total Investments)
100	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	108,461
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	2,528,718
2,450	Total Industrials			2,637,179
	Long-Term Care – 1.1% (1.1% of Total Investments)
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	461,961
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Baa2	272,670
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	6/16 at 100.00	N/R	135,016
140	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	No Opt. Call	N/R	140,724
220	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18	7/16 at 101.00	N/R	219,837
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23	7/16 at 101.00	N/R	179,608
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	225,216
1,660	Total Long-Term Care			1,635,032
	Tax Obligation/General – 4.0% (3.9% of Total Investments)
2,765	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2006A, 5.000%, 8/01/25	8/16 at 100.00	AA	2,808,079
1,940	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/25	12/17 at 100.00	AA	2,084,026
1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	1,227,180
5,705	Total Tax Obligation/General			6,119,285

Nuveen Investments	19

NNY	Nuveen New York Municipal Value Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 20.5% (20.4% of Total Investments)
$395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	6/16 at 100.00	AA	$396,627
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A:
630	5.750%, 7/01/18	No Opt. Call	AA	664,209
1,400	6.000%, 7/01/20	No Opt. Call	AA	1,626,408
2,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	No Opt. Call	AAA	2,688,208
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B. Group A:
1,000	5.000%, 3/15/32	9/25 at 100.00	AAA	1,226,360
640	5.000%, 3/15/35	9/25 at 100.00	AAA	773,990
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	2,946,325
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34	11/19 at 100.00	AA	1,708,455
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/16 at 100.00	A–	561,859
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	1,237,356
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA	1,659,690
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	3,523,019
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	1,968,910
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	1,450,216
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	2,255,127
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	2,878,603
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.875%, 1/01/21	No Opt. Call	AA	706,524
20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	3,480,199
44,670	Total Tax Obligation/Limited			31,752,085
	Transportation – 19.0% (18.8% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30	11/25 at 100.00	AA–	3,048,550
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A, 5.250%, 11/15/36	11/17 at 100.00	AA–	3,199,170
3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	No Opt. Call	AA–	3,996,439
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31	11/23 at 100.00	AA–	1,314,170
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/38	5/24 at 100.00	AA–	2,384,140
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	531,540
660	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	750,849

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$5,900	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/40	5/25 at 100.00	AA–	$6,955,270
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, 16.892%, 3/16/17 – AGM Insured (IF)	No Opt. Call	AA	402,220
1,575	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA–	1,829,032
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	6/16 at 100.00	Baa1	227,237
1,160	6.000%, 12/01/36	12/20 at 100.00	Baa1	1,371,967
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	936,008
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2016A, 5.000%, 11/15/41	5/26 at 100.00	AA–	2,383,480
26,225	Total Transportation			29,330,072
	U.S. Guaranteed – 6.5% (6.4% of Total Investments) (6)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series 2008D, 5.750%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (6)	1,071,299
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23 (Pre-refunded 5/01/16)	5/16 at 100.00	BBB– (6)	90,344
450	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	457,124
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35 (Pre-refunded 7/01/16)	7/16 at 100.00	AA (6)	2,377,002
610	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (6)	630,752
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 (Pre-refunded 6/01/16) – CIFG Insured	6/16 at 100.00	A– (6)	251,883
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
280	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	291,049
260	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	270,798
2,820	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/25 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (6)	3,026,537
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (6)	250,517
30	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2006A, 5.000%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (6)	30,450
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	AA+ (6)	1,251,622
45	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	53,865
9,595	Total U.S. Guaranteed			10,053,242
	Utilities – 10.2% (10.1% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	1,053,030
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	98,609

Nuveen Investments	21

NNY	Nuveen New York Municipal Value Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	$1,511,535
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,511,490
135	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	154,840
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	442,416
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37	No Opt. Call	A–	1,442,989
2,490	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	BB+	2,527,848
450	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/16 at 100.00	N/R	450,144
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
4,440	5.000%, 12/15/34	12/23 at 100.00	AAA	5,330,530
1,100	5.000%, 12/15/41	12/23 at 100.00	AAA	1,295,833
14,355	Total Utilities			15,819,264
	Water and Sewer – 4.5% (4.5% of Total Investments)
300	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	A	361,314
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Refunding Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	1,133,390
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A:
2,100	5.000%, 6/15/36	6/25 at 100.00	AAA	2,519,685
2,500	5.000%, 6/15/40	6/25 at 100.00	AAA	2,956,850
5,900	Total Water and Sewer			6,971,239
$157,590	Total Long-Term Investments (cost $147,710,745)			155,923,190
	Floating Rate Obligations – (2.1)%			(3,255,000)
	Other Assets Less Liabilities – 1.2%			1,866,308
	Net Assets Applicable to Common Shares – 100%			$154,534,498

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875% to 2.350%.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.

(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

22	Nuveen Investments

NYV
Nuveen New York Municipal Value Fund 2
	Portfolio of Investments	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 99.0% (100.0% of Total Investments)
	Consumer Staples – 4.5% (4.5% of Total Investments)
$1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$1,692,158
	Education and Civic Organizations – 13.0% (13.2% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B	998,952
270	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	276,496
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
25	5.000%, 4/15/33	4/23 at 100.00	BB+	26,129
40	5.000%, 4/15/43	4/23 at 100.00	BB+	41,292
100	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	113,010
200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	No Opt. Call	AA–	237,782
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	1,138,480
100	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38	9/23 at 100.00	A–	113,564
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured	No Opt. Call	AA	1,972,489
7,830	Total Education and Civic Organizations			4,918,194
	Financials – 1.0% (1.0% of Total Investments)
300	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	388,521
	Health Care – 2.5% (2.6% of Total Investments)
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A	56,419
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
285	6.500%, 12/01/21	12/18 at 100.00	Ba1	317,661
140	6.125%, 12/01/29	12/18 at 100.00	Ba1	153,464
245	6.250%, 12/01/37	12/18 at 100.00	Ba1	268,682
160	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/16 at 100.00	BB–	160,328
880	Total Health Care			956,554
	Housing/Multifamily – 8.1% (8.2% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36 (Alternative Minimum Tax)	6/16 at 100.00	AA+	1,518,510
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A, 5.250%, 11/01/41	5/19 at 100.00	Aa2	1,056,800
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	471,713
2,950	Total Housing/Multifamily			3,047,023

Nuveen Investments	23

NYV	Nuveen New York Municipal Value Fund 2
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 1.7% (1.7% of Total Investments)
$25	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	$27,115
580	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	624,109
605	Total Industrials			651,224
	Tax Obligation/General – 1.2% (1.3% of Total Investments)
400	Yonkers, New York, General Obligation Bonds, Refunding Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	466,912
	Tax Obligation/Limited – 27.6% (27.8% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2009A, 5.000%, 3/15/38	3/19 at 100.00	AAA	1,331,424
560	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AAA	656,656
1,800	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B, Group A, 5.000%, 3/15/35	9/25 at 100.00	AAA	2,176,846
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,336,236
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,762,839
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA	1,659,690
300	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	355,155
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 12.896%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,127,190
9,270	Total Tax Obligation/Limited			10,406,036
	Transportation – 11.6% (11.8% of Total Investments)
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,111,520
	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
100	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	102,166
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	516,575
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	708,720
155	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	176,336
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	6/16 at 100.00	Baa1	181,789
140	6.000%, 12/01/36	12/20 at 100.00	Baa1	165,582
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2008A, 5.000%, 11/15/33	5/18 at 100.00	AA–	1,433,319
5,400	Total Transportation			4,396,007
	U.S. Guaranteed – 19.6% (19.7% of Total Investments) (6)
290	Albany Capital Resource Corporation, New York, St. Peter's Hospital Project, Series 2011, 6.000%, 11/15/25 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (6)	354,635
700	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (6)	710,486
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	Aa2 (6)	1,054,900
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34 (Pre-refunded 11/01/16)	11/16 at 100.00	A3 (6)	1,539,660

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	A (6)	$1,711,410
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (6)	1,073,165
150	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (6)	155,103
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (6)	782,536
6,875	Total U.S. Guaranteed			7,381,895
	Utilities – 5.4% (5.4% of Total Investments)
25	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	27,392
285	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	326,884
605	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	BB+	614,196
905	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	1,066,117
1,820	Total Utilities			2,034,589
	Water and Sewer – 2.8% (2.8% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	1,042,911
$38,580	Total Long-Term Investments (cost $32,935,654)			37,382,024
	Other Assets Less Liabilities – 1.0%			363,751
	Net Assets Applicable to Common Shares – 100%			$37,745,775

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750% to 2.300%.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.

(IF)	Inverse floating rate investment.
See accompanying notes to financial statements.

Nuveen Investments	25

NAN
Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 143.2% (99.5% of Total Investments)
	Consumer Discretionary – 1.1% (0.8% of Total Investments)
$5,300	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	$5,463,823
	Consumer Staples – 7.2% (5.0% of Total Investments)
3,210	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds, Series 2005A, 5.000%, 6/01/45	6/16 at 100.00	BB+	3,190,259
1,350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	1,351,985
12,415	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	11,698,403
320	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/16 at 100.00	A1	320,557
395	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/16 at 100.00	A1	395,154
75	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/16 at 100.00	A1	75,010
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,830	4.750%, 6/01/22	6/16 at 100.00	BBB–	2,834,471
4,390	5.000%, 6/01/26	6/16 at 100.00	BB–	4,408,438
3,800	5.000%, 6/01/34	6/16 at 100.00	B	3,706,748
7,530	5.125%, 6/01/42	6/16 at 100.00	B	7,110,278
36,315	Total Consumer Staples			35,091,303
	Education and Civic Organizations – 24.6% (17.1% of Total Investments)
1,295	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	1,343,912
1,855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B	1,544,213
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
2,950	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,398,990
1,000	6.375%, 7/15/43	1/20 at 100.00	BBB–	1,155,080
3,265	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	3,343,458
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,025	5.000%, 6/01/32	6/24 at 100.00	Aa2	1,207,399
2,070	5.000%, 6/01/43	6/24 at 100.00	Aa2	2,348,560
1,405	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.250%, 11/01/34	11/24 at 100.00	BB	1,523,442
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
475	5.000%, 4/15/33	4/23 at 100.00	BB+	496,442
690	5.000%, 4/15/43	4/23 at 100.00	BB+	712,287
5,575	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	AA	5,810,321
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured	No Opt. Call	AA–	2,492,717

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,760	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	$1,988,976
2,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	2,427,780
3,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	Aa2	4,044,880
3,915	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	4,705,360
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
1,120	5.000%, 7/01/31	No Opt. Call	Aa3	1,356,096
1,245	5.000%, 7/01/33	No Opt. Call	Aa3	1,492,618
2,000	5.000%, 7/01/34	7/25 at 100.00	Aa3	2,386,860
5,090	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A–	5,855,689
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	2,314,032
1,750	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	2,001,703
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	2,244,868
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA–	322,959
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
1,000	5.000%, 7/01/34	No Opt. Call	AA–	1,198,890
2,300	5.000%, 7/01/35	No Opt. Call	AA–	2,734,493
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	9,107,840
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	1,748,592
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A–	275,648
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,005	5.000%, 9/01/38	9/23 at 100.00	A–	1,141,318
265	5.000%, 9/01/43	9/23 at 100.00	A–	298,313
4,445	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	4,940,173
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University Project, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	AA	5,824,250
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University Project, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,421,759
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30	6/21 at 100.00	BBB+	1,033,593
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
75	5.000%, 7/01/40	7/25 at 100.00	BBB	84,961
85	5.000%, 7/01/45	7/25 at 100.00	BBB	95,712

Nuveen Investments	27

NAN	Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
$1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	$1,022,800
235	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	240,226
3,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	3,587,690
5,050	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	5,138,274
400	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	407,676
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
7,555	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	7,654,046
2,750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	2,788,913
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	1,144,540
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA–	1,794,180
1,515	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/40	7/25 at 100.00	Baa2	1,671,757
835	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB+	874,846
	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012A:
1,050	5.250%, 9/01/33	3/22 at 100.00	A3	1,204,140
1,750	5.000%, 9/01/41	3/22 at 100.00	A3	1,943,428
2,260	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	2,543,811
1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB	1,125,240
108,040	Total Education and Civic Organizations			119,565,751
	Financials – 3.1% (2.1% of Total Investments)
4,725	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	5,924,961
6,885	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	8,916,557
11,610	Total Financials			14,841,518
	Health Care – 10.7% (7.4% of Total Investments)
1,860	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	6/16 at 100.00	AA–	1,867,273
3,320	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	6/16 at 100.00	AA–	3,332,782
	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010:
350	5.000%, 7/01/26	7/20 at 100.00	A	394,933
350	5.200%, 7/01/32	7/20 at 100.00	A	392,308
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
4,665	6.500%, 12/01/21	12/18 at 100.00	Ba1	5,199,609
2,420	6.125%, 12/01/29	12/18 at 100.00	Ba1	2,652,731
4,800	6.250%, 12/01/37	12/18 at 100.00	Ba1	5,263,968
11,050	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35 (UB)	7/16 at 100.00	AA	11,176,964
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	1,130,090

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,700	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A	$4,213,449
5,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	6,344,580
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc., Series 2010A, 5.750%, 7/01/30	7/20 at 100.00	A–	576,235
710	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	BB	713,124
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	AA	845,888
2,730	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	3,063,743
1,740	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39	8/16 at 100.00	N/R	1,754,268
2,265	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/16 at 100.00	BB–	2,269,643
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/16 at 100.00	BB–	651,333
48,325	Total Health Care			51,842,921
	Housing/Multifamily – 2.5% (1.8% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA	447,160
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	6/16 at 100.00	AA+	5,007
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009J, 4.800%, 5/01/36	5/19 at 100.00	AA+	4,196,000
705	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	755,147
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,049,800
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	628,950
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A, 5.000%, 11/01/42	5/20 at 100.00	Aa2	2,103,060
1,385	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	1,415,636
685	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)	8/16 at 100.00	Aa1	687,048
11,780	Total Housing/Multifamily			12,287,808
	Housing/Single Family – 0.1% (0.1% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)	No Opt. Call	N/R	698,935
	Industrials – 3.9% (2.7% of Total Investments)
445	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	482,651
17,145	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	18,448,874
17,590	Total Industrials			18,931,525

Nuveen Investments	29

NAN	Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 2.3% (1.6% of Total Investments)
$2,095	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	$2,224,848
1,275	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Baa2	1,287,610
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
100	5.125%, 7/01/30 – ACA Insured	6/16 at 100.00	N/R	100,019
850	5.000%, 7/01/35 – ACA Insured	6/16 at 100.00	N/R	850,102
3,240	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	3,280,403
685	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	No Opt. Call	N/R	688,541
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
935	5.500%, 7/01/18	7/16 at 101.00	N/R	934,308
1,155	5.800%, 7/01/23	7/16 at 101.00	N/R	1,156,109
	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1:
250	5.500%, 7/01/18	7/16 at 100.00	N/R	202,993
340	5.800%, 7/01/23	7/16 at 101.00	N/R	259,859
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	170,163
11,095	Total Long-Term Care			11,154,955
	Tax Obligation/General – 12.4% (8.6% of Total Investments)
500	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A, 5.000%, 1/01/38	1/26 at 100.00	A+	579,385
3,665	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2006A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,722,101
	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1:
11,130	5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	11,952,396
10,000	5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	10,733,700
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	452,752
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	1,183,870
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,156,988
5,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	6,135,900
8,365	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	10,149,255
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	6/16 at 100.00	AA	5,021
3,775	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	No Opt. Call	AA	4,475,112
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 3324:
3,125	17.223%, 3/01/21 (IF) (4)	No Opt. Call	AA	5,518,125
1,525	17.223%, 3/01/21 (IF) (4)	No Opt. Call	AA	2,692,845
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	798,386
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	AA–	825,120
50,910	Total Tax Obligation/General			60,380,956
	Tax Obligation/Limited – 28.4% (19.7% of Total Investments)
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	6/16 at 100.00	AA	592,431
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured	No Opt. Call	AA	2,575,375
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	1,118,435

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/33	No Opt. Call	AAA	$1,183,660
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43	2/23 at 100.00	AAA	5,805,200
2,080	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C, Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	2,404,293
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43	3/23 at 100.00	AAA	1,146,320
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B, Group A:
4,000	5.000%, 3/15/32	9/25 at 100.00	AAA	4,905,440
1,000	5.000%, 3/15/35	9/25 at 100.00	AAA	1,209,360
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	2,946,325
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
6,700	5.750%, 2/15/47	2/21 at 100.00	A	7,780,442
2,000	5.250%, 2/15/47	2/21 at 100.00	A	2,280,580
5,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,669,950
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A:
1,815	5.000%, 11/15/27	No Opt. Call	AA	2,199,054
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,714,513
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18	No Opt. Call	AA	2,418,709
3,370	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/16 at 100.00	A–	3,381,188
6,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	6,702,345
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2013S-1, 5.000%, 7/15/31	No Opt. Call	AA	2,218,138
405	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	422,334
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
3,775	5.000%, 2/01/37	2/22 at 100.00	AAA	4,409,125
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,589,821
3,090	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	No Opt. Call	AAA	3,720,082
7,860	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	9,211,684
4,170	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	4,936,655
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	5,917,850
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Series 2011-D1, 5.000%, 2/01/35	2/21 at 100.00	AAA	2,303,440
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Tender Option Bond Trust 2015-XF0080, 13.086%, 5/01/32 (IF)	5/19 at 100.00	AAA	3,183,768
6,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	7,152,180
	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008-A:
2,920	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	3,135,700
7,020	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	7,538,567

Nuveen Investments	31

NAN	Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$11,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.000%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	$13,276,822
2,110	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	2,425,951
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 12.896%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,499,163
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
16,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	2,784,160
12,500	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,930,750
144,660	Total Tax Obligation/Limited			137,689,810
	Transportation – 18.1% (12.6% of Total Investments)
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30	11/25 at 100.00	AA–	9,145,650
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D:
4,000	5.000%, 11/15/34	11/20 at 100.00	AA–	4,609,120
1,560	5.250%, 11/15/40	11/20 at 100.00	AA–	1,799,803
6,640	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	No Opt. Call	AA–	7,581,818
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31	11/23 at 100.00	AA–	2,389,400
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/45	5/25 at 100.00	AA–	6,289,799
3,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	3,099,450
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	70,872
5,500	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	1,948,980
2,850	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,242,303
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014:
6,000	5.000%, 9/01/33	9/24 at 100.00	AA–	7,172,280
4,000	5.000%, 9/01/34	9/24 at 100.00	AA–	4,758,040
8,780	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45	5/25 at 100.00	AA–	10,288,752
1,520	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2015, Trust 2920, 16.892%, 3/16/17 – AGM Insured (IF)	No Opt. Call	AA	1,881,152
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	1/21 at 100.00	AA–	5,765,050
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
1,020	6.500%, 12/01/28	6/16 at 100.00	Baa1	1,030,139
5,000	6.000%, 12/01/36	12/20 at 100.00	Baa1	5,913,650
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	936,008
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2016A, 5.000%, 11/15/41	5/26 at 100.00	AA–	5,958,700
3,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.093%, 5/15/16 (IF)	No Opt. Call	AA–	4,199,370
79,275	Total Transportation			88,080,336

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 8.1% (5.6% of Total Investments) (7)
$300	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23 (Pre-refunded 5/01/16)	5/16 at 100.00	BBB– (7)	$301,146
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding Series 2007A, 5.000%, 7/01/36 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (7)	1,054,770
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AA– (7)	5,271,900
2,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34 (Pre-refunded 11/01/16)	11/16 at 100.00	A (7)	2,874,032
3,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (7)	3,718,890
2,595	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (7)	2,683,282
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 (Pre-refunded 6/01/16) – CIFG Insured	6/16 at 100.00	A– (7)	251,883
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
1,395	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	1,450,047
1,235	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	1,286,290
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,030	5.500%, 7/01/18 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	1,053,196
675	5.800%, 7/01/23 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	690,707
795	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (7)	832,286
35	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2006A, 5.000%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (7)	35,525
25	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (7)	25,190
5,550	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	AA+ (7)	5,911,916
470	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	562,585
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20 (ETM)	No Opt. Call	AA+ (7)	1,775,456
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+ (7)	9,326,625
35,755	Total U.S. Guaranteed			39,105,726
	Utilities – 14.1% (9.8% of Total Investments)
3,500	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	3,685,605
370	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	405,394
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,300	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	7,356,137
5,300	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	5,340,598
1,460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	1,674,562
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,139,120
8,265	5.000%, 5/01/38	5/21 at 100.00	A–	9,141,421
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37	No Opt. Call	A–	1,442,988

Nuveen Investments	33

NAN	Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$11,760	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	BB+	$11,938,749
3,700	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/16 at 100.00	N/R	3,701,184
5,785	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/32	12/25 at 100.00	AAA	7,159,227
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,580,140
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,272,604
8,030	5.000%, 12/15/41	12/23 at 100.00	AAA	9,459,581
62,580	Total Utilities			68,297,310
	Water and Sewer – 6.6% (4.6% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	4,456,400
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	4,797,391
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	5,958,750
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,335,283
9,750	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2011B, 5.000%, 6/15/41	6/21 at 100.00	AAA	11,294,982
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/40	6/25 at 100.00	AAA	1,182,740
27,730	Total Water and Sewer			32,025,546
$651,610	Total Municipal Bonds (cost $643,434,440)			695,458,223

Shares	Description (1)			Value
	COMMON STOCKS – 0.7% (0.5% of Total Investments)
	Airlines – 0.7% (0.5% of Total Investments)
78,264	American Airlines Group Inc., (8)			$3,209,607
	Total Common Stocks (cost $2,431,776)			3,209,607
	Total Long-Term Investments (cost $645,866,216)			698,667,830
	Floating Rate Obligations – (7.6)%			(36,730,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (19.4)% (9)			(94,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (18.3)% (10)			(89,000,000)
	Other Assets Less Liabilities – 1.4%			6,731,017
	Net Assets Applicable to Common Shares – 100%			$485,668,847

34	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750% to 2.300%.

(6)
On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875% to 2.350%.

(7)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.

(8)
On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR's unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120– day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 13.5%.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Preference, as a percentage of Total Investments is 12.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	35

NRK
Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 144.7% (100.0% of Total Investments)
	Consumer Staples – 7.7% (5.3% of Total Investments)
$13,500	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds, Series 2005A, 5.000%, 6/01/45	6/16 at 100.00	BB+	$13,416,975
26,865	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	25,314,352
525	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/16 at 100.00	A1	525,914
660	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/16 at 100.00	A1	660,257
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
4,770	5.000%, 6/01/34	6/16 at 100.00	B	4,652,944
58,315	5.125%, 6/01/42	6/16 at 100.00	B	55,064,519
104,635	Total Consumer Staples			99,634,961
	Education and Civic Organizations – 27.3% (18.8% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB–	2,578,410
29,145	0.000%, 7/15/47	No Opt. Call	BBB–	6,854,030
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	267,795
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,779,602
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
1,000	5.250%, 11/01/29	11/24 at 100.00	BB	1,103,340
3,905	5.250%, 11/01/34	11/24 at 100.00	BB	4,234,192
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
1,340	5.000%, 4/15/33	4/23 at 100.00	BB+	1,400,488
1,935	5.000%, 4/15/43	4/23 at 100.00	BB+	1,997,501
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project, Series 2014, 5.000%, 7/01/44	No Opt. Call	A	4,105,990
790	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured	7/16 at 100.00	N/R	793,152
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,930,350
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	5,485,000
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	5,639,199
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A–	1,916,225
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA–	5,226,075
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	7,108,920

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
$1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	$1,892,727
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,420,565
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,115,649
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	Aa2	6,883,672
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	Aa2	5,461,835
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	Aa2	4,333,800
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	17,529,420
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
3,095	5.000%, 7/01/31	No Opt. Call	Aa3	3,747,426
3,465	5.000%, 7/01/33	No Opt. Call	Aa3	4,154,154
2,000	5.000%, 7/01/34	7/25 at 100.00	Aa3	2,386,860
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
405	5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	426,032
1,320	5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	1,379,070
6,680	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	7,723,750
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	1,187,150
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	6,998,813
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	A2	3,246,690
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A–	14,921,077
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	1,101,920
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	1,000,851
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A, 6.000%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	3,627,618
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	11,273,400
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,332,099
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	14,997,825
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	No Opt. Call	AA–	10,790,010
8,955	5.000%, 7/01/45	7/25 at 100.00	AA–	10,384,128
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	3,184,048
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,692,400
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	13,160,829
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A3	907,992
1,500	5.000%, 7/01/44	7/24 at 100.00	A3	1,689,705

Nuveen Investments	37

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
$2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	$2,897,975
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,369,460
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010:
1,815	5.250%, 7/01/25	7/17 at 100.00	Ba1	1,880,195
2,000	5.250%, 7/01/35	7/20 at 100.00	Ba1	2,185,740
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39	7/23 at 100.00	A2	1,118,340
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A–	2,027,117
1,785	5.000%, 9/01/43	9/23 at 100.00	A–	2,009,392
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39	6/24 at 100.00	BBB+	1,619,940
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
325	5.000%, 7/01/40	7/25 at 100.00	BBB	368,163
350	5.000%, 7/01/45	7/25 at 100.00	BBB	394,107
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,128,740
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,133,730
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	6,970,382
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	5,111,200
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,048,004
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	14,778,255
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	5,499,240
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,337,951
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	32,149,754
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	20,474,953
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	3,891,436
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	668,376
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,098,760
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	Baa2	1,605,382
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/36	12/21 at 100.00	AA–	1,167,810
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,605,269
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,143,610
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,600,880
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	4,164,646
347,710	Total Education and Civic Organizations			352,820,591

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Financials – 1.5% (1.1% of Total Investments)
$1,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	$2,025,145
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	17,917,293
15,450	Total Financials			19,942,438
	Health Care – 8.2% (5.7% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist Hospital Project, Series 2014, 5.000%, 7/01/27	7/24 at 100.00	A–	1,466,363
2,460	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AA+	2,874,510
7,370	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA	7,765,179
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004:
9,330	5.000%, 8/01/29 – FGIC Insured	8/29 at 100.00	AA–	9,366,480
425	5.000%, 8/01/33 – FGIC Insured	8/33 at 100.00	AA–	426,526
8,035	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	6/16 at 100.00	AA–	8,065,935
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
4,345	6.000%, 12/01/16	No Opt. Call	Ba1	4,486,560
5,430	6.500%, 12/01/21	12/18 at 100.00	Ba1	6,052,278
6,780	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,432,033
14,770	6.250%, 12/01/37	12/18 at 100.00	Ba1	16,197,668
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA	4,064,048
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA	3,662,050
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	4,520,360
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc., Series 2010A, 5.750%, 7/01/40 – AGM Insured	7/20 at 100.00	A–	1,027,935
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	AA	2,218,238
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A–	4,326,738
5,585	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	6,267,766
5,050	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	BBB	5,777,958
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	2,556,535
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/16 at 100.00	BB–	5,751,767
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/16 at 100.00	BB–	2,039,172
98,905	Total Health Care			106,346,099

Nuveen Investments	39

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.3% (0.2% of Total Investments)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A:
$1,000	5.000%, 5/01/40	5/20 at 100.00	AA	$1,117,900
1,000	5.000%, 5/01/45 – AGM Insured	5/20 at 100.00	AA	1,117,900
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	1,113,975
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	471,713
65	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/16 at 100.00	AA	65,199
3,555	Total Housing/Multifamily			3,886,687
	Industrials – 3.2% (2.2% of Total Investments)
38,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	40,922,180
	Long-Term Care – 0.2% (0.1% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	849,584
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,377,341
2,025	Total Long-Term Care			2,226,925
	Tax Obligation/General – 6.8% (4.7% of Total Investments)
15	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%, 10/01/29 – AGC Insured	10/19 at 100.00	AA	16,894
500	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A, 5.000%, 1/01/38	1/26 at 100.00	A+	579,385
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 – NPFG Insured	No Opt. Call	AA–	212,113
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,358,256
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	No Opt. Call	AA	7,203,727
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,183,850
1,570	5.000%, 10/01/34	No Opt. Call	AA	1,858,645
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	10,258,234
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,183,870
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,361,200
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	6,019,350
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	4,050,930
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,599,946
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,181,540
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,583,517
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,656,000
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	9,142,735
5	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 – FGIC Insured	6/16 at 100.00	AA	5,020
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 – AGM Insured	6/16 at 100.00	AA	5,020
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,287,275
2,880	5.000%, 10/01/34	No Opt. Call	AA	3,358,080
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	No Opt. Call	AA	3,965,364

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
$960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA	$1,009,421
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	1,063,690
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,116,922
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,169,059
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	949,183
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	867,579
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA–	890,034
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA–	904,039
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA–	922,319
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA–	915,252
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	928,728
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	932,292
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York, General Obligation Bonds, Refunding Series 2005, 5.000%, 6/01/18 – FGIC Insured	No Opt. Call	Aa2	1,247,775
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – AGM Insured	6/16 at 100.00	Aa3	1,626,221
74,722	Total Tax Obligation/General			88,613,465
	Tax Obligation/Limited – 48.4% (33.5% of Total Investments)
1,225	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured	7/16 at 100.00	N/R	1,230,402
90	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured	7/16 at 100.00	N/R	90,378
680	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program – Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured	7/16 at 100.00	N/R	683,135
6,435	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured	7/16 at 100.00	AA–	6,463,378
1,000	Dormitory Authority of the State of New York, Master BOCES Program Lease Revenue Bonds, Nassau County Board of Cooperative Educational Services, Series 2009, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA	1,108,180
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	6/16 at 100.00	AA	10,882,493
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	10/19 at 100.00	AA	1,143,170
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured	No Opt. Call	Aa2	1,105,320
2,610	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	2,751,723
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
995	5.000%, 3/15/34	No Opt. Call	AAA	1,149,285
24,000	5.000%, 3/15/41	3/21 at 100.00	AAA	27,390,240
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
7,550	5.000%, 2/15/33	No Opt. Call	AAA	8,936,633
10,000	5.000%, 2/15/40	No Opt. Call	AAA	11,642,100
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A:
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	6,077,300
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	12,084,800
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C, Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	8,091,370

Nuveen Investments	41

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A:
$1,500	5.000%, 3/15/31	3/25 at 100.00	AAA	$1,815,270
2,500	5.000%, 3/15/33	3/25 at 100.00	AAA	2,996,475
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43	3/23 at 100.00	AAA	32,417,930
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/34	3/24 at 100.00	AAA	3,580,980
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B. Group A, 5.000%, 3/15/36	9/25 at 100.00	AAA	14,510,371
1,080	Erie County Industrial Development Agency, New York, School Facility Refunding Revenue Bonds, Buffalo City School District, Series 2013A, 5.000%, 5/01/28	5/23 at 100.00	AA	1,301,692
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	5/19 at 100.00	AA	11,252,520
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2008-A:
3,540	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA	3,906,355
5,000	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA	5,517,450
27,010	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA	28,492,039
5,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	5,892,650
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	A	26,743,818
6,000	5.250%, 2/15/47	2/21 at 100.00	A	6,841,740
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	2,095,588
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	53,184,129
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA	4,336,458
9,000	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA	10,008,450
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	1,112,050
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,357,080
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/16 at 100.00	A–	561,859
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	10,764,997
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,440,310
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,223,014
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	12,917,740
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 – NPFG Insured	4/16 at 100.00	AAA	5,021
1,290	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	1,345,212
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	7,270,676
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	28,067,627

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series F-1, 5.000%, 5/01/39	5/22 at 100.00	AAA	$38,037,673
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	No Opt. Call	AAA	6,139,941
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37	2/24 at 100.00	AAA	15,932,928
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	6,022,500
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,730,022
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,835,700
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,146,550
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Series 2011-D1, 5.000%, 2/01/35	2/21 at 100.00	AAA	9,778,103
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	Aa3	22,339,410
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,768,120
28,795	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA+	33,832,395
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,839,584
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,240,251
7,065	New York State Urban Development Corporation, State Facilities Revenue Bonds, Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)	No Opt. Call	AA	7,708,551
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32	3/23 at 100.00	AAA	14,358,472
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,164,140
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,495,251
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,637,100
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	3,073,754
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	29,934,830
89,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	11,003,099
680	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured	4/16 at 100.00	A3	682,856
852,835	Total Tax Obligation/Limited			626,490,638
	Transportation – 15.8% (10.9% of Total Investments)
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	No Opt. Call	AA–	16,632,446
8,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A, 5.250%, 11/15/36	11/17 at 100.00	AA–	9,384,232
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40	11/20 at 100.00	AA–	31,479,250
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/30	5/23 at 100.00	AA–	7,235,346
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32	5/23 at 100.00	AA–	565,368
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.250%, 11/15/30	11/23 at 100.00	AA–	2,322,655

Nuveen Investments	43

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
$14,000	5.000%, 11/15/31	11/23 at 100.00	AA–	$16,725,800
1,785	5.000%, 11/15/32	11/23 at 100.00	AA–	2,122,901
10,000	5.000%, 11/15/38	11/23 at 100.00	AA–	11,657,000
9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/35	5/24 at 100.00	AA–	11,260,866
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	9,163,771
3,400	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	AA–	3,634,668
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014:
2,100	5.000%, 9/01/33	9/24 at 100.00	AA–	2,510,298
3,950	5.000%, 9/01/34	9/24 at 100.00	AA–	4,698,565
1,000	5.000%, 9/01/35	9/24 at 100.00	AA–	1,183,680
5,155	5.000%, 9/01/36	9/24 at 100.00	AA–	6,080,477
9,755	5.000%, 9/01/39	9/24 at 100.00	AA–	11,433,933
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
3,375	5.000%, 5/01/30	5/25 at 100.00	AA–	4,146,019
6,535	5.000%, 5/01/31	5/25 at 100.00	AA–	7,979,823
3,595	5.000%, 5/01/35	5/25 at 100.00	AA–	4,298,613
10,780	5.000%, 5/01/45	5/25 at 100.00	AA–	12,632,435
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 16.892%, 3/16/17 – AGM Insured (IF)	No Opt. Call	AA	5,179,356
9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	AA–	10,709,100
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA–	2,322,580
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28	6/16 at 100.00	Baa1	2,524,850
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	6,576,055
174,525	Total Transportation			204,460,087
	U.S. Guaranteed – 4.8% (3.3% of Total Investments) (4)
5,315	Albany Capital Resource Corporation, New York, St. Peter's Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	6,529,531
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series 2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (4)	6,374,546
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series 2008D, 5.375%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (4)	4,524,916
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series 2008E, 5.250%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	N/R (4)	1,074,060
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (4)	9,940,406
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986:
425	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	431,728
130	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	132,058
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	Aa2 (4)	10,111,800

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
$1,595	5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (4)	$1,682,358
5,205	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (4)	5,490,078
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AA– (4)	3,600,708
7,310	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (4)	7,558,686
985	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%, 10/01/29 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA (4)	1,125,294
2,510	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (4)	2,627,719
955	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,143,125
58,385	Total U.S. Guaranteed			62,347,013
	Utilities – 12.7% (8.8% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	2,579,924
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	3,378,240
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,144,965
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	6,774,800
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	6,548,640
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	15,851,200
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	7,626,200
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	11,044,800
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	7,075,300
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
21,830	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	21,997,873
12,015	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	12,105,353
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	2,970,626
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	3,760,094
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	5,530,200
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24	No Opt. Call	BB+	6,653,920
9,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/32	12/25 at 100.00	AAA	11,137,950
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	11,495,380
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	26,258,289
169,530	Total Utilities			163,933,754
	Water and Sewer – 7.8% (5.4% of Total Investments)
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	5,979,356
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37	6/17 at 100.00	AA+	5,232,750
12,365	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	12,481,478
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	4,837,212

Nuveen Investments	45

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39	6/25 at 100.00	AA+	$5,909,250
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	11,917,500
22,340	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing Program, Green Series 2014B, 5.000%, 5/15/44	5/24 at 100.00	AAA	25,975,835
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Refunding Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	3,507,842
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,340,928
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	3,151,057
3,110	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/36	6/25 at 100.00	AAA	3,731,534
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A, 5.250%, 6/01/36	6/25 at 100.00	AAA	8,650,746
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	A1	1,931,983
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
1,325	5.000%, 4/01/40	4/25 at 100.00	AA–	1,537,199
1,950	5.000%, 4/01/45	4/25 at 100.00	AA–	2,245,659
89,105	Total Water and Sewer			101,430,329
$2,029,412	Total Long-Term Investments (cost $1,727,335,503)			1,873,055,167
	Borrowings – (1.2)% (5)			(15,000,000)
	Floating Rate Obligations – (2.7)%			(34,325,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (6.1)% (6)			(79,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (37.8)% (7)			(488,800,000)
	Other Assets Less Liabilities – 3.1%			38,820,810
	Net Assets Applicable to Common Shares – 100%			$1,294,750,977

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.

(5)	Borrowings as a percentage of Total Investments is 0.8%.
(6)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 4.2%.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 26.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

46	Nuveen Investments

Statement of
	Assets and Liabilities	March 31, 2016 (Unaudited)

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Assets
Long-term investments, at value (cost $145,710,745, $32,935,654, $645,866,216, and $1,727,355,503, respectively)	$155,923,190		$37,382,024		$698,667,830		$1,873,055,167
Cash	623,858		57,309		—		—
Receivable for:
Interest	2,170,269		532,989		9,660,588		22,607,372
Investments sold	15,000		—		—		22,693,601
Deferred offering costs	—		—		1,162,505		2,930,762
Other assets	6,460		272		137,817		587,667
Total assets	158,738,777		37,972,594		709,628,740		1,921,874,569
Liabilities
Borrowings	—		—		—		15,000,000
Cash overdraft	—		—		455,674		246,646
Floating rate obligations	3,255,000		—		36,730,000		34,325,000
Payable for:
Dividends	449,269		117,865		1,884,194		4,792,553
Interest	—		—		85,704		21,775
Investments purchased	392,966		68,851		1,234,435		3,470,266
Institutional MuniFund Term Preferred ("iMTP") Shares, at liquidation preference	—		—		—		79,000,000
Variable Rate MuniFund Term Preferred ("VMTP") Shares, at liquidation preference	—		—		94,000,000		—
Variable Rate Demand Preferred ("VRDP") Shares, at liquidation preference	—		—		89,000,000		488,800,000
Accrued expenses:
Management fees	63,798		18,894		366,217		926,807
Directors/Trustees fees	1,000		245		58,275		243,309
Other	42,246		20,964		145,394		297,236
Total liabilities	4,204,279		226,819		223,959,893		627,123,592
Net assets applicable to common shares	$154,534,498		$37,745,775		$485,668,847		$1,294,750,977
Common shares outstanding	15,194,100		2,349,612		31,126,546		87,618,504
Net asset value ("NAV") per common share outstanding	$10.17		$16.06		$15.60		$14.78
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$151,941		$23,496		$311,265		$876,185
Paid-in surplus	145,009,082		33,599,476		439,510,541		1,179,343,120
Undistributed (Over-distribution of) net investment income	764,165		366,079		1,743,125		1,501,382
Accumulated net realized gain (loss)	(1,603,135)		(689,646)		(8,697,698)		(32,669,374)
Net unrealized appreciation (depreciation)	10,212,445		4,446,370		52,801,614		145,699,664
Net assets applicable to common shares	$154,534,498		$37,745,775		$485,668,847		$1,294,750,977
Authorized shares:
Common	250,000,000		Unlimited		Unlimited		Unlimited
Preferred	N/A		N/A		Unlimited		Unlimited
N/A – Fund is not authorized to issue preferred shares.
See accompanying notes to financial statements.

Nuveen Investments	47

Statement of
	Operations	Six Months Ended March 31, 2016 (Unaudited)

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Investment Income	$3,415,588		$925,736		$15,541,335		$39,880,764
Expenses
Management fees	379,524		111,551		2,157,857		5,473,677
Interest expense and amortization of offering costs	8,049		—		679,211		737,849
Liquidity fees	—		—		414,707		1,936,857
Remarketing fees	—		—		45,241		248,474
Custodian fees	13,351		6,737		35,507		186,879
Directors/Trustees fees	2,100		513		9,167		25,613
Professional fees	13,489		11,509		43,407		92,439
Shareholder reporting expenses	9,219		3,737		19,584		34,816
Shareholder servicing agent fees	10,520		107		19,842		27,175
Stock exchange listing fees	3,950		258		4,488		14,016
Investor relations expenses	8,875		2,365		26,681		89,776
Other	6,174		3,882		34,810		101,521
Total expenses	455,251		140,659		3,490,502		8,969,092
Net investment income (loss)	2,960,337		785,077		12,050,833		30,911,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	100,568		(51,633)		569,519		357,976
Change in net unrealized appreciation (depreciation) of investments	2,302,492		426,327		10,787,813		36,308,410
Net realized and unrealized gain (loss)	2,403,060		374,694		11,357,332		36,666,386
Net increase (decrease) in net assets applicable to common shares from operations	$5,363,397		$1,159,771		$23,408,165		$67,578,058
See accompanying notes to financial statements.

48	Nuveen Investments

Statement of
	Changes in Net Assets	(Unaudited)

	New York Value (NNY)		New York Value 2 (NYV)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	3/31/16	9/30/15	3/31/16	9/30/15
Operations
Net investment income (loss)	$2,960,337	$6,086,644	$785,077	$1,576,403
Net realized gain (loss) from investments	100,568	544,393	(51,633)	169,093
Change in net unrealized appreciation (depreciation) of investments	2,302,492	(1,654,567)	426,327	(369,979)
Net increase (decrease) in net assets applicable to common shares from operations	5,363,397	4,976,470	1,159,771	1,375,517
Distributions to Common Shareholders
From net investment income	(2,995,795)	(5,926,075)	(740,128)	(1,504,692)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(2,995,795)	(5,926,075)	(740,128)	(1,504,692)
Capital Share Transactions
Common shares:
Issued in reorganizations	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	29,680	—
Cost of shares repurchased and retired	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	29,680	—	—	—
Net increase (decrease) in net assets applicable to common shares	2,397,282	(949,605)	419,643	(129,175)
Net assets applicable to common shares at the beginning of period	152,137,216	153,086,821	37,326,132	37,455,307
Net assets applicable to common shares at the end of period	$154,534,498	$152,137,216	$37,745,775	$37,326,132
Undistributed (Over-distribution of) net investment income at the end of period	$764,165	$799,623	$366,079	$321,130
See accompanying notes to financial statements.

Nuveen Investments	49

Statement of Changes in Net Assets (Unaudited) (continued)

	New York		New York
	Dividend Advantage (NAN)		AMT-Free Income (NRK)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	3/31/16	9/30/15	3/31/16	9/30/15
Operations
Net investment income (loss)	$12,050,833	$11,559,607	$30,911,672	$63,070,156
Net realized gain (loss) from investments	569,519	586,154	357,976	1,083,403
Change in net unrealized appreciation (depreciation) of investments	10,787,813	3,901,878	36,308,410	(2,701,209)
Net increase (decrease) in net assets applicable to common shares from operations	23,408,165	16,047,639	67,578,058	61,452,350
Distributions to Common Shareholders
From net investment income	(12,491,084)	(11,536,032)	(30,754,096)	(64,022,841)
From accumulated net realized gains	(90,267)	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(12,581,351)	(11,536,032)	(30,754,096)	(64,022,841)
Capital Share Transactions
Common shares:
Issued in reorganizations	—	328,084,633	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions
Cost of shares repurchased and retired	—	(33,525)	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	328,051,108	—	—
Net increase (decrease) in net assets applicable to common shares	10,826,814	332,562,715	36,823,962	(2,570,491)
Net assets applicable to common shares at the beginning of period	474,842,033	142,279,318	1,257,927,015	1,260,497,506
Net assets applicable to common shares at the end of period	$485,668,847	$474,842,033	$1,294,750,977	$1,257,927,015
Undistributed (Over-distribution of) net investment income at the end of period	$1,743,125	$2,183,376	$1,501,382	$1,343,806
See accompanying notes to financial statements.

50	Nuveen Investments

Statement of
	Cash Flows	Six Months Ended March 31, 2016 (Unaudited)

	New York	New York
	Dividend	AMT-Free
	Advantage	Income
	(NAN )	(NRK )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$23,408,165	$67,578,058
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(27,451,225)	(79,007,823)
Proceeds from sales and maturities of investments	28,171,008	87,250,142
Taxes paid	(3,115)	(524)
Amortization (Accretion) of premiums and discounts, net	1,249,723	1,396,542
Amortization of deferred offering costs	53,132	153,737
(Increase) Decrease in:
Receivable for interest	45,423	449,701
Receivable for investments sold	8,005,000	(21,379,594)
Other assets	(11,330)	6,388
Increase (Decrease) in:
Payable for interest	10,761	21,775
Payable for investments purchased	(2,502,270)	3,470,266
Accrued management fees	15,072	37,727
Accrued Directors/Trustees fees	1,859	1,532
Accrued professional fees	(23,622)	(27,058)
Accrued reorganization expenses	(155,833)	—
Accrued other expenses	58,361	(11,324)
Net realized (gain) loss from investments	(569,519)	(357,976)
Change in net unrealized appreciation (depreciation) of investments	(10,787,813)	(36,308,410)
Net cash provided by (used in) operating activities	19,513,777	23,273,159
Cash Flows from Financing Activities:
Proceeds from borrowings	—	15,000,000
Increase (Decrease) in:
Cash overdraft	(6,925,967)	246,646
Floating rate obligations	—	(10,655,000)
Cash distribution paid to common shareholders	(12,587,810)	(30,746,606)
Net cash provided by (used in) financing activities	(19,513,777)	(26,154,960)
Net Increase (Decrease) in Cash	—	(2,881,801)
Cash at the beginning of period	—	2,881,801
Cash at the end of period	—	—

	New York		New York
	Dividend		AMT-Free
	Advantage		Income
Supplemental Disclosure of Cash Flow Information	(NAN	)	(NRK	)
Cash paid for interest (excluding amortization of offering costs)	$615,302		$562,338
See accompanying notes to financial statements.

Nuveen Investments	51

Financial
Highlights (Unaudited)
Selected data for a common share outstanding throughout each period:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Ending NAV	Ending Share Price
New York Value (NNY)
Year Ended 9/30:
2016(d)	$10.01	$0.19		$0.17	$0.36	$(0.20)	$—	$(0.20)	$10.17	$10.10
2015	10.08	0.40		(0.08)	0.32	(0.39)	—	(0.39)	10.01	9.71
2014	9.65	0.41		0.41	0.82	(0.39)	—	(0.39)	10.08	9.71
2013	10.41	0.40		(0.75)	(0.35)	(0.39)	(0.02)	(0.41)	9.65	8.97
2012	9.93	0.42		0.48	0.90	(0.42)	—	(0.42)	10.41	10.55
2011	10.02	0.43		(0.08)	0.35	(0.43)	(0.01)	(0.44)	9.93	9.47

New York Value 2 (NYV)
Year Ended 9/30:
2016(d)	15.89	0.34		0.15	0.49	(0.32)	—	(0.32)	16.06	15.70
2015	15.94	0.67		(0.08)	0.59	(0.64)	—	(0.64)	15.89	14.85
2014	15.16	0.68		0.76	1.44	(0.66)	—	(0.66)	15.94	14.44
2013	16.36	0.72		(1.25)	(0.53)	(0.67)	—	(0.67)	15.16	13.99
2012	15.36	0.72		0.95	1.67	(0.67)	—	(0.67)	16.36	16.33
2011	16.10	0.75		(0.74)	0.01	(0.75)	—	(0.75)	15.36	14.13

(a)
Total Return Based on Common share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

52	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
	Based
Based	on	Ending			Net		Portfolio
on	Share	Net			Investment		Turnover
NAV (a)	Price (a)	Assets (000)	Expenses	(b)	Income (Loss	)	Rate	(c)

3.60%	6.08%	$154,534	0.59	%*	3.87	%*	4%
3.22	4.05	152,137	0.60		3.98		31
8.63	12.76	153,087	0.63		4.13		23
(3.51)	(11.41)	146,522	0.61		3.97		21
9.23	16.11	157,979	0.65		4.14		10
3.62	0.39	150,555	0.65		4.40		10

3.08	7.91	37,746	0.75	*	4.17	*	6
3.74	7.34	37,326	0.75		4.19		11
9.69	8.12	37,455	0.76		4.37		19
(3.36)	(10.46)	35,630	0.74		4.50		3
11.12	20.74	38,434	0.75		4.55		10
0.27	(3.15)	36,040	0.77		4.99		18

(b)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, as follows:

New York Value (NNY)
Year Ended 9/30:
2016(d)	0.01	%*
2015	0.01
2014	0.01
2013	0.01
2012	0.01
2011	0.01

New York Value 2 (NYV)
Year Ended 9/30:
2016(d)	—%
2015	—
2014	—
2013	—
2012	—
2011	—

(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(d)	For the six months ended March 31, 2016.
*	Annualized.
See accompanying notes to financial statements.

Nuveen Investments	53

Financial Highlights (Unaudited) (continued)
Selected data for a common share outstanding throughout each period:

		Investment Operations							Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to ARPS Share- holders	(a)	Distributions from Accumu- lated Net Realized Gains to ARPS Share- holders	(a)	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Discount per Share Repur- chased and Retired		Ending NAV	Ending Share Price
New York Dividend Advantage (NAN)
Year Ended 9/30:
2016(g)	$15.26	$0.39	$0.35	$—		$—		$0.74	$(0.40)	$— *	$(0.40)	$—		$15.60	$14.74
2015	15.36	0.71	(0.04)	—		—		0.67	(0.77)	—	(0.77)	—	*	15.26	13.42
2014	14.33	0.67	1.12	—		—		1.79	(0.76)	—	(0.76)	—		15.36	13.33
2013	16.13	0.70	(1.71)	—		—		(1.01)	(0.76)	(0.03)	(0.79)	—		14.33	12.91
2012	15.01	0.73	1.19	—		—		1.92	(0.79)	(0.01)	(0.80)	—		16.13	16.00
2011	15.17	0.76	(0.10)	—	*	—		0.66	(0.79)	(0.03)	(0.82)	—		15.01	13.70

New York AMT-Free Income (NRK)
Year Ended 9/30:
2016(g)	14.36	0.35	0.42	—		—		0.77	(0.35)	—	(0.35)	—		14.78	13.44
2015	14.39	0.72	(0.02)	—		—		0.70	(0.73)	—	(0.73)	—		14.36	12.59
2014	13.57	0.76	0.88	—		—		1.64	(0.82)	—	(0.82)	—		14.39	12.80
2013	15.44	0.76	(1.87)	—		—		(1.11)	(0.74)	(0.02)	(0.76)	—		13.57	12.24
2012	15.03	0.66	0.46	—		—		1.12	(0.70)	(0.01)	(0.71)	—		15.44	15.29
2011	15.36	0.65	(0.24)	—		—		0.41	(0.74)	—	(0.74)	—		15.03	13.86

(a)	The amounts shown for Auction Rate Preferred Shares ("ARPS") are based on common share equivalents.
(b)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

*	Rounds to less than $0.01 per share.

54	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(c)				Ratios to Average Net Assets After Reimbursement(c)(d)
	Based
Based	on	Ending			Net				Net		Portfolio
on	Share	Net			Investment				Investment		Turnover
NAV (b)	Price (b)	Assets (000)	Expenses	(e)	Income (Loss	)	Expenses	(e)	Income (Loss	)	Rate	(f)

4.93%	12.99%	$485,669	1.45	%**	5.02	%**	N/A		N/A		4%
4.47	6.53	474,842	1.70		4.71		N/A		N/A		17
12.79	9.29	142,279	2.55		4.54		N/A		N/A		20
(6.48)	(14.81)	132,767	2.35		4.51		N/A		N/A		14
13.05	23.20	149,417	2.37		4.71		N/A		N/A		9
4.75	0.98	139,060	2.42		5.26		N/A		N/A		10

5.42	9.65	1,294,751	1.40	**	4.85	**	N/A		N/A		4
4.98	4.06	1,257,927	1.43		5.01		N/A		N/A		18
12.48	11.53	1,260,498	1.57		5.50		N/A		N/A		25
(7.40)	(15.46)	1,189,197	1.77		5.26		N/A		N/A		27
7.63	15.78	54,140	2.82		4.35		N/A		N/A		15
2.91	(0.81)	52,694	2.91		4.44		2.89		4.47		6

(c)
Ratios do not reflect the effect of dividend payments to ARPS shareholders, during periods when ARPS were outstanding; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and other subsequent forms of preferred shares issued by the Fund, where applicable.

(d)	After expense reimbursement from the Adviser, where applicable. As of November 30, 2010, the Adviser is no longer reimbursing New York AMT-Free Income (NRK) for any fees or expenses.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

New York Dividend Advantage (NAN)
Year Ended 9/30:
2016(g)	0.47	%**
2015	0.50
2014	1.20
2013	1.26
2012	1.27
2011	1.27

New York AMT-Free Income (NRK)
Year Ended 9/30:
2016(g)	0.46	%**
2015	0.48
2014	0.58
2013	0.70
2012	1.59
2011	1.66

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended March 31, 2016.
N/A	Fund does not have or no longer has a contractual reimbursement with the Adviser.
**	Annualized.
See accompanying notes to financial statements.

Nuveen Investments	55

Financial Highlights (Unaudited) (continued)

	iMTP Shares at the End of Period		MTP Shares at the End of Period(a)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		iMTP, MTP, VMTP and/or VRDP Shares at the End of Period
									Asset
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Coverage
	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage	Per $1
	Outstanding	Per $5,000	Outstanding	Per $10	Outstanding	Per $100,000	Outstanding	Per $100,000	Liquidation
	(000)	Share	(000)	Share	(000)	Share	(000)	Share	Preference
New York Dividend Advantage (NAN)
Year Ended 9/30:
2016(b)	$—	$—	$—	$—	$94,000	$365,393	$89,000	$365,393	$3.65
2015	—	—	—	—	94,000	359,477	89,000	359,477	3.59
2014	—	—	—	—	56,000	354,070	—	—	—
2013	—	—	55,360	33.98	—	—	—	—	—
2012	—	—	55,360	36.99	—	—	—	—	—
2011	—	—	55,360	35.12	—	—	—	—	—

New York AMT-Free Income (NRK)
Year Ended 9/30:
2016(b)	79,000	16,401	—	—	—	—	488,800	328,029	3.28
2015	79,000	16,077	—	—	—	—	488,800	321,544	3.22
2014	79,000	16,100	—	—	—	—	488,800	321,997	3.22
2013	—	—	27,680	30.97	50,700	309,668	488,800	309,668	3.10
2012	—	—	27,680	29.56	—	—	—	—	—
2011	—	—	27,680	29.04	—	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund's MTP Shares were as follows:

	2014		2013	2012	2011
New York Dividend Advantage (NAN)
Series 2015 (NAN PRC)
Ending Market Value per Share	$—		$10.09	$10.08	$10.09
Average Market Value per Share	10.04	ΩΩ	10.09	10.11	10.08
Series 2016 (NAN PRD)
Ending Market Value per Share	—		10.02	10.09	10.06
Average Market Value per Share	10.05	ΩΩ	10.10	10.11	9.95	Ω

New York AMT-Free Income (NRK)
Series 2015 (NRK PRC)
Ending Market Value per Share	—		10.01	10.14	10.10
Average Market Value per Share	10.04	ΩΩ	10.07	10.10	10.06

(b)	For the six months ended March 31, 2016.
Ω	For the period December 13, 2010 (first issuance date of shares) through September 30, 2011.
ΩΩ	For the period October 1, 2013 through June 13, 2014.
See accompanying notes to financial statements.

56	Nuveen Investments

Notes to Financial Statements (Unaudited)
1. General Information and Significant Accounting Policies
General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange ("NYSE") or NYSE MKT symbols are as follows (each a "Fund" and collectively, the "Funds"):

•	Nuveen New York Municipal Value Fund, Inc. (NNY) ("New York Value (NNY)")
•	Nuveen New York Municipal Value Fund 2 (NYV) ("New York Value 2 (NYV)")
•	Nuveen New York Dividend Advantage Municipal Fund (NAN) ("New York Dividend Advantage (NAN)")
•	Nuveen New York AMT-Free Municipal Income Fund (NRK) ("New York AMT-Free Income (NRK)")
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified (non-diversified for New York Municipal Value 2 (NYV)), closed-end management investment companies. Common shares of New York Value (NNY), New York Dividend Advantage (NAN), and New York AMT-Free Income (NRK) are traded on the NYSE while common shares of New York Value 2 (NYV) are traded on the NYSE MKT. New York Value (NNY) was incorporated under the state laws of Minnesota on July 14, 1987. New York Value 2 (NYV), New York Dividend Advantage (NAN) and New York AMT-Free Income (NRK) were organized as Massachusetts business trusts on January 26, 2009, December 1, 1998 and April 9, 2002, respectively.
The end of the reporting period for the Funds is March 31, 2016, and the period covered by these Notes to Financial Statements is the six months ended March 31, 2016 (the "current fiscal period").
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"). Nuveen is an operating division of TIAA Global Asset Management. The Adviser is responsible for each Fund's overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the "Sub-Adviser"), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives and Principal Investment Strategies
Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 "Financial Services – Investment Companies." The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds did not have any when-issued/delayed delivery purchase commitments.
Investment Income
Investment income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as "Legal fee refund" on the Statement of Operations.
Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. ("ISDA") master agreements or other similar arrangements ("netting agreements"). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.
2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

58	Nuveen Investments

Prices of fixed income securities are provided by an independent pricing service approved by the Funds' Board of Directors/Trustees (the "Board"). The pricing service establishes a security's fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value ("NAV") (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of the end of the reporting period:

New York Value (NNY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$155,923,190	$—	$155,923,190

New York Value 2 (NYV)
Long-Term Investments*:
Municipal Bonds	$—	$37,382,024	$—	$37,382,024

New York Dividend Advantage (NAN)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$695,458,223	$—	$695,458,223
Common Stocks	3,209,607	—	—	3,209,607
Total	$3,209,607	$695,458,223	$—	$698,667,830

New York AMT-Free Income (NRK)
Long-Term Investments*:
Municipal Bonds	$—	$1,873,055,167	$—	$1,873,055,167

*	Refer to the Fund's Portfolio of Investments for industry classifications.
The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser's Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board is responsible for making fair value determinations, evaluating the effectiveness of the Funds' pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser's dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

Nuveen Investments	59

Notes to Financial Statements (Unaudited) (continued)
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument's current value.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.
3. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an "Underlying Bond"), typically with a fixed interest rate, into a special purpose tender option bond ("TOB") trust (referred to as the "TOB Trust") created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as "Floaters"), in face amounts equal to some fraction of the Underlying Bond's par amount or market value, and (b) an inverse floating rate certificate (referred to as an "Inverse Floater") that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider ("Liquidity Provider"), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond's downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond's value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the "Trustee") transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a "self-deposited Inverse Floater"). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an "externally-deposited Inverse Floater").
An investment in a self-deposited Inverse Floater is accounted for as a "financing" transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund's Portfolio of Investments as "(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund recognizing as liabilities, labeled "Floating rate obligations" on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in "Investment Income" the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust's borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

60	Nuveen Investments

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund's Portfolio of Investments as "(IF) – Inverse floating rate investment." For an externally-deposited Inverse Floater, a Fund's Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in "Investment Income" only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund's TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
Floating Rate Obligations Outstanding	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Floating rate obligations: self-deposited Inverse Floaters	$3,255,000		$—		$36,730,000		$34,325,000
Floating rate obligations: externally-deposited Inverse Floaters	975,000		2,000,000		29,480,000		12,555,000
Total	$4,230,000		$2,000,000		$66,210,000		$46,880,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
Self-Deposited Inverse Floaters	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Average floating rate obligations outstanding	$3,255,000		$—		$36,730,000		$43,162,104
Average annual interest rate and fees	0.49%		—%		0.60%		0.43%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust's outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of "Floating rate obligations" on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse arrangement" or "credit recovery swap") (TOB Trusts involving such agreements are referred to herein as "Recourse Trusts"), under which a Fund agrees to reimburse the Liquidity Provider for the Trust's Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

Nuveen Investments	61

Notes to Financial Statements (Unaudited) (continued)
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
Floating Rate Obligations — Recourse Trusts	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$—		$—		$—		$—
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	975,000		2,000,000		21,180,000		12,555,000
Total	$975,000		$2,000,000		$21,180,000		$12,555,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4. Fund Shares
Common Share Transactions
Transactions in common shares for the Funds during the Funds' current and prior fiscal period were as follows:

	New York Value (NNY)		New York Value 2 (NYV)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/16	9/30/15	3/31/16	9/30/15
Common shares:
Issued to shareholders due to reinvestment of distributions	2,935	—	—	—

62	Nuveen Investments

	New York Dividend Advantage (NAN)		New York AMT-Free Income (NRK)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/16	9/30/15	3/31/16	9/30/15
Common shares:
Issued in reorganizations	—	21,863,716	—	—
Issued to shareholders due to reinvestment of distributions	—	—	—	—
Repurchased and retired	—	(2,500)	—	—
Total	—	21,861,216	—	—
Weighted average common share:
Price per share repurchased and retired	—	$13.39	—	—
Discount per share repurchased and retired	—	14.44%	—	—
Preferred Shares
Institutional MuniFund Term Preferred Shares
The following Fund has issued and has outstanding Institutional MuniFund Term Preferred ("iMTP") Shares, with a $5,000 liquidation preference per share. iMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, details of iMTP Shares outstanding were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
New York AMT-Free Income (NRK)	2017	15,800	$79,000,000
The Fund is obligated to redeem its iMTP Shares by the date as specified in its offering document ("Term Redemption Date"), unless earlier redeemed by the Fund. iMTP Shares are subject to optional and mandatory redemption in certain circumstances. The iMTP Shares are not subject to redemption at the option of the Fund for approximately one year following the date of issuance, at which point the Fund may redeem at its option ("Optional Redemption Date") and any date thereafter. The Fund may be obligated to redeem a certain amount of iMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. The Term Redemption Date and Optional Redemption Date for the Fund's iMTP Shares are as follows:

		Term	Optional
Fund	Series	Redemption Date	Redemption Date
New York AMT-Free Income (NRK)	2017	October 1, 2017	April 1, 2015
The average liquidation preference of iMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

	New York
	AMT-Free
	Income
	(NRK	)
Average liquidation preference of iMTP Shares outstanding	$79,000,000
Annualized dividend rate	0.65%
iMTP Shares are subject to restrictions on transfer and may only be sold or transferred to "qualified institutional buyers." iMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed "spread" amount established at the time of issuance. The fair value of iMTP Shares is expected to be approximately their liquidation preference so long as the fixed "spread" on the iMTP Shares remains roughly in line with the "spread" being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that the fair value of iMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of iMTP Shares is recorded as a liability and recognized as "Institutional MuniFund Term Preferred ("iMTP") Shares, at liquidation preference" on the Statement of Assets and Liabilities.

Nuveen Investments	63

Notes to Financial Statements (Unaudited) (continued)
Dividends on the iMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on iMTP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities, when applicable. Dividends accrued on iMTP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.
Costs incurred by the Fund in connection with its offering of iMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of "Deferred offering costs" on the Statement of Assets and Liabilities and "Interest expense and amortization of offering costs" on the Statement of Operations.
Variable Rate MuniFund Term Preferred Shares
The following Fund has issued and has outstanding Variable Rate MuniFund Term Preferred ("VMTP") Shares, with a $100,000 liquidation preference per share. VMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, VMTP Shares outstanding, at liquidation preference, for the Fund was as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
New York Dividend Advantage (NAN)	2017	940	$94,000,000
The Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document ("Term Redemption Date"), unless earlier redeemed by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately one year following the date of issuance ("Premium Expiration Date"), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.The Fund may be obligated to redeem a certain amount of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund's VMTP Shares are as follows:

		Term	Premium
Fund	Series	Redemption Date	Expiration Date
New York Dividend Advantage (NAN)	2017	July 1, 2017	June 30, 2015
The average liquidation preference of VMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

	New York
	Dividend
	Advantage
	(NAN	)
Average liquidation preference of VMTP Shares outstanding	$94,000,000
Annualized dividend rate	0.98%
VMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed "spread" amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed "spread" on the VMTP Shares remains roughly in line with the "spread" being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of VMTP Shares is a liability and is recognized as "Variable Rate MuniFund Term Preferred ("VMTP") Shares, at liquidation preference" on the Statement of Assets and Liabilities.
Dividends on the VMTP shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities. Dividends accrued on VMTP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.
Costs incurred in connection with the Fund's offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of "Deferred offering costs" on the Statement of Assets and Liabilities and "Interest expense and amortization of offering costs" on the Statement of Operations.
Variable Rate Demand Preferred Shares
The following Funds have issued and have outstanding Variable Rate Demand Preferred ("VRDP") Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

64	Nuveen Investments

As of the end of the reporting period, details of the Funds' VRDP Shares outstanding were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference	Maturity
New York Dividend Advantage (NAN)	1	890	$89,000,000	March 1, 2040
New York AMT-Free Income (NRK)
	1	1,123	$112,300,000	August 1, 2040
	2	1,648	$164,800,000	August 1, 2040
	3	1,617	$161,700,000	December 1, 2040
	4	500	$50,000,000	June 1, 2040
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of 0.10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund's VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent's ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	New York		New York
	Dividend		AMT-Free
	Advantage		Income
	(NAN	)	(NRK	)
Average liquidation preference of VRDP Shares outstanding	$89,000,000		$488,800,000
Annualized dividend rate	0.12%		0.10%
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as "Variable Rate Demand Preferred ("VRDP") Shares, at liquidation preference" on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of "Deferred offering costs" on the Statement of Assets and Liabilities and "Interest expense and amortization of offerings costs" on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as "Liquidity fees" and "Remarketing fees," respectively, on the Statement of Operations.
Preferred Share Transactions
Transactions in preferred shares for the Funds during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in VMTP Shares for the Funds, where applicable, were as follows:

	Year Ended September 30, 2015
	Series	Shares	Amount
New York Dividend Advantage (NAN)
VMTP Shares issued in connection with the reorganization	2017	380	$38,000,000

Transactions in VRDP Shares for the Funds, where applicable, were as follows:

	Year Ended September 30, 2015
	Series	Shares	Amount
New York Dividend Advantage (NAN)
VRDP Shares issued in connection with the reorganization	1	890	$89,000,000

Nuveen Investments	65

Notes to Financial Statements (Unaudited) (continued)
5. Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Purchases	$7,567,775		$2,173,556		$27,451,225		$79,007,823
Sales and maturities	6,174,318		2,092,830		28,171,008		87,250,142
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Cost of investments:	$142,084,154		$32,613,209		$607,835,992		$1,678,401,175
Gross unrealized:
Appreciation	$11,356,108		$5,194,765		$57,265,212		$174,628,712
Depreciation	(773,858)		(425,950)		(3,163,361)		(14,300,236)
Net unrealized appreciation (depreciation) of investments	$10,582,250		$4,768,815		$54,101,851		$160,328,476
Permanent differences, primarily due to federal taxes paid, taxable market discount, tender option bond adjustments, nondeductible offering costs, nondeductible reorganization expenses and reorganization adjustments resulted in reclassifications among the Funds' components of common share net assets as of September 30, 2015, the Funds' last tax year end, as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Paid-in-surplus	$1		$—		$6,149,866		$(12,809,787)
Undistributed (Over-distribution of) net investment income	(94,773)		1		1,291,197		223,118
Accumulated net realized gain (loss)	94,772		(1)		(7,441,063)		12,586,669

66	Nuveen Investments

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of September 30, 2015, the Funds' last tax year end, were as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Undistributed net tax-exempt income1	$922,825		$150,762		$3,851,211		$4,261,579
Undistributed net ordinary income2	32,650		—		77,001		—
Undistributed net long-term capital gains	—		—		96,506		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2015, and paid on October 1, 2015.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended September 30, 2015, was designated for purposes of the dividends paid deduction as follows:

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Distributions from net tax-exempt income	$5,924,479		$1,478,603		$10,725,526		$65,503,448
Distributions from net ordinary income2	1,596		26,089		—		118,709
Distributions from net long-term capital gains	—		—		—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of September 30, 2015, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)3	(NRK	)
Capital loss carryforwards – not subject to expiration	$1,703,703		$638,013		$9,411,847		$32,991,252

3	A portion of New York Dividend Advantage's (NAN) capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund's management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund's management fee consists of two components — a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for New York Value (NNY) a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
New York Value (NNY) pays an annual fund-level fee, payable monthly, of 0.15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a "self-deposited inverse floater" trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

Nuveen Investments	67

Notes to Financial Statements (Unaudited) (continued)
The annual Fund-level fee, payable monthly, for each Fund (excluding New York Value (NNY)) is calculated according to the following schedules:

New York Value 2 (NYV)
Average Daily Net Assets*	Fund-Level Fee
For the first $125 million	0.4000%
For the next $125 million	0.3875
For the next $250 million	0.3750
For the next $500 million	0.3625
For the next $1 billion	0.3500
For managed assets over $2 billion	0.3375

New York Dividend Advantage (NAN)
New York AMT-Free Income (NRK)
Average Daily Managed Assets*	Fund-Level Fee
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For managed assets over $2 billion	0.3750
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund's daily managed assets (net assets for New York Value (NNY) and New York Value 2 (NYV)):

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of March 31, 2016, the complex-level fee for each Fund was 0.1632%.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

68	Nuveen Investments

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser ("inter-fund trade") under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of "Receivable for investments sold" and/or "Payable for investments purchased" on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the Funds did not engage in inter-fund trades pursuant to these procedures.
8. Borrowing Arrangements
Uncommitted Line of Credit
During the current fiscal period, the Funds participated in an unsecured bank line of credit ("Unsecured Credit Line") under which outstanding balances would bear interest at a variable rate. On December 31, 2015, the Funds utilized the following amounts of the Unsecured Credit Line, each at an annualized interest rate of 1.68% on their respective outstanding balance.

					New York		New York
	New York		New York		Dividend		AMT-Free
	Value		Value 2		Advantage		Income
	(NNY	)	(NYV	)	(NAN	)	(NRK	)
Outstanding balance at December 31, 2015	$129,569		$15,179		$3,923,178		$5,036,327
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser ("Participating Funds"), have established a 364-day, $2.53 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility's capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by the shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility's annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, along with a number of Nuveen closed-end funds, including all of the Funds covered by this shareholder report. The credit facility expires in July 2016 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of "Other expenses" on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility's aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, New York AMT-Free Income (NRK) utilized this facility. The Fund's average daily balance outstanding and average annual interest rate during the utilization period were $15,000,000 and 1.69%, respectively. Borrowings outstanding as of the end of the reporting period are recognized as "Borrowings" on the Statement of Assets and Liabilities. None of the other Funds utilized this facility during the current fiscal period.

Nuveen Investments	69

Additional Fund Information

Board of Directors/Trustees

William Adams IV*	Jack B. Evans	William C. Hunter	David J. Kundert	John K. Nelson	William J. Schneider
Thomas S. Schreier, Jr.**	Judith M. Stockdale	Carole E. Stone	Terence J. Toth	Margaret L. Wolff

*	Interested Board Member.
**	Interested Board Member and will retire from the Funds' Board of Directors/Trustees effective May 31, 2016.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	State Street Bank
Chicago, IL 60606	Boston, MA 02111		Chicago, IL 60601	& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.
Nuveen Funds' Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund's Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase programs, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NNY	NYV	NAN	NRK
Common shares repurchased	—	—	—	—
FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

70	Nuveen Investments

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed," with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond fund's value to changes when market interest rates change. Generally, the longer a bond's or fund's duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund's effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund's portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■
Lipper New York Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Net Asset Value (NAV) Per Share: A fund's Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund's Net Assets divided by its number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

■
Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund's capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

Nuveen Investments	71

Glossary of Terms Used in this Report (continued)

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond New York Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New York municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a fund's assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund's use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

72	Nuveen Investments

Reinvest Automatically, Easily and Conveniently
Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net as -set value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day imme -diately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	73

Notes

74	Nuveen Investments

Notes

Nuveen Investments	75

Nuveen Investments:
                        Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen helps secure the long-term goals of individual investors and the advisors who serve them. As an operating division of TIAA Global Asset Management, Nuveen provides access to investment expertise from leading asset managers and solutions across traditional and alternative asset classes. Built on more than a century of industry leadership, Nuveen's teams of experts align with clients' specific financial needs and goals, demonstrating commitment to advisors and investors through market perspectives and wealth management and portfolio advisory services. Nuveen manages more than $229 billion in assets as of March 31, 2016.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-A-0316D 16361-INV-B-05/17

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: June 6, 2016

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: June 6, 2016